PROFIT FROM ASSOCIATES	12 Months Ended
Dec. 31, 2020
PROFIT FROM ASSOCIATES [Abstract]
PROFIT FROM ASSOCIATES
11.	PROFIT FROM ASSOCIATES
	2020	2019	2018
EGS (in liquidation)	(79)	(109)	6,494
TGU	(482)	(904)	(93)
Link	21,871	(42,359)	31,729
Total	21,310	(43,372)	38,130